Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (412,783)	$ (63,262)	¥ (225,068)	¥ 53,445
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation and amortization	55,950	8,575	58,453	54,944
Amortization of operating lease right-of-use assets	125,468	19,229	134,829
Gain on available-for-sale investments				(3,916)
Gains on Short-term investments	(495)	(76)
Net loss/(gain) on disposal of property and equipment	(3,001)	(460)	267	241
Impairment loss of goodwill	27,591	4,229
Provision for impairment loss of account receivables and other receivables	23,944	3,670	1,610	954
Equity in loss/(income) on equity method investments	1,532	235	(2,658)	(1,668)
Deferred income tax benefit	(2,786)	(427)	(9,144)	(6,266)
Gain/(loss) on disposal and closure of subsidiaries and branches	31,884	4,886	(583)
Warrant financing	41,118	6,302
Share-based compensation expenses	52,256	8,009	96,661	7,648
Changes in operating assets and liabilities, net of effect of acquisitions and disposals of subsidiaries:
(Increase)/decrease in contract assets	1,630	250	6,384	(2,357)
(Increase)/decrease in accounts receivable	(22,125)	(3,391)	(42,169)	(916)
(Increase)/decrease in other contract costs	7,761	1,189	(9,731)	4,839
Decrease in prepayments and other current assets	5,849	896	21,560	34,718
Increase in other non-current assets	21,681	3,323	(1,108)	(2,649)
Increase in accounts payable	1,274	195	10,807	5,451
Increase/(decrease) in deferred revenue	(79,954)	(12,253)	(35,278)	(49,439)
Increase/(decrease) in salary and welfare payable	(6,530)	(1,001)	6,182	(9,121)
Increase/(decrease) in financial liabilities from contracts with customers	(105,534)	(16,174)	66,932	(13,864)
Increase/(decrease) in accrued expenses and other payables	(7,031)	(1,078)	5,067	14,854
(Increase)/decrease in prepaid tax	(1,315)	(202)	409	(9,151)
Decrease in operating lease liabilities	(107,007)	(16,400)	(121,345)
Increase in income taxes payable	7,405	1,135	16,352	788
Net cash flow generated from/(used in) operating activities	(343,218)	(52,601)	(21,571)	78,535
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired			(38,556)	(87,982)
Disposal of subsidiaries			(688)
Purchases of property and equipment	(25,652)	(3,931)	(86,469)	(64,371)
Purchase of equity method investments				(3,750)
Proceeds from disposal of property and equipment	22,749	3,486	5	427
Advances to related parties	(10,219)	(1,566)	(45,033)	(49,023)
Repayment of advances to related parties	11,947	1,831	64,077	97,680
Purchase of short-term investments	(42,001)	(6,437)		(511,000)
Proceeds from maturities of short-term investments	42,496	6,513		564,963
Loan to a third-party				(20,000)
Repayment of loan to a third-party			20,000
Others			(2,495)	(1,737)
Net cash used in investing activities	(680)	(104)	(89,159)	(74,793)
Cash flows from financing activities:
Capital contribution of non-controlling interests
Advances from related parties	63,664	9,757	31,084	37,138
Repayment of advances from related parties	(14,323)	(2,195)	(50,306)	(26,337)
Distributions in connection with Reorganization				(148,270)
Proceeds from bank loans	185,000	28,352	107,000
Repayment of bank loans	(143,100)	(21,931)	(15,000)
Reserves recapitalization	216,172	33,130
Payment for offering expenses	(14,773)	(2,264)		(5,164)
Proceeds from contributions from equity shareholders			217
Net cash generated from/ (used in) financing activities	292,640	44,849	72,995	(142,633)
Net decrease in cash and cash equivalents and restricted cash	(51,258)	(7,856)	(37,735)	(138,891)
Cash and cash equivalents and restricted cash at the beginning of the year	151,731	23,254	189,466	328,357
Cash and cash equivalents and restricted cash at the end of the year	100,473	15,398	151,731	189,466
Supplemental disclosure of cash flow information:
Interest paid	5,171	792	2,322	8
Income tax paid	279	43	4,305	29,083
Supplemental disclosure of non-cash investing and financing activities:
Payables for purchase of property and equipment
Accretion of Redeemable Owners’ Investment				9,814
Consideration payable for the acquisitions of subsidiaries				27,800
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	90,115	13,811	140,132	174,679
Restricted cash	10,358	1,587	11,599	14,787
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 100,473	$ 15,398	¥ 151,731	¥ 189,466